UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

JUNE 30, 2007

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  AUGUST 14, 2007


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	94
Form 13F Information Table Value Total:	$533,830

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










   AS OF JUNE 30, 2007






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AFFILIATED MANAGERS GROUP INC CMN
Common
008252108
         2,909,976
             22,600
X


Walter Harrison
X


AK STEEL HOLDING CORP CMN
Common
001547108
         1,121,100
             30,000
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104
      27,249,791
           274,834
X


Walter Harrison
X


ALLSCRIPTS HEALTHCARE SOLUTION*S, INC. CMN
Common
01988P108
            611,520
             24,000
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
      17,181,214
           244,956
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108
         5,283,714
             60,600
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES L
Common
02364W105
         2,124,199
             34,300
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205
         2,413,671
           640,231
X


Walter Harrison
X


ANALOG DEVICES INC. CMN
Common
032654105
         1,641,104
             43,600
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108
         4,610,502
           394,060
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102
      16,479,776
           397,678
X


Walter Harrison
X


BE AEROSPACE INC CMN
Common
073302101
         1,829,590
             44,300
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
            261,479
             34,725
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105
            538,560
             27,200
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,105,150
             38,859
X


Walter Harrison
X


BRINKER INTERNATIONAL INC CMN
Common
109641100
         1,317,150
             45,000
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS AA
Common
111320107
         2,334,150
             79,800
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS AA
Common
118759109
         4,529,920
             64,000
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         4,212,537
           163,087
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
      15,633,170
           199,301
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASSA
Common
169656105
            818,688
                9,600
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      12,665,428
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         7,756,225
           278,500
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101
         6,891,351
           451,300
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300
         1,108,096
             35,200
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASSA NON VOTING
Common
20030N200
      12,651,676
           452,492
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
      11,722,340
           458,800
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104
         2,873,000
           100,000
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      13,166,505
           361,221
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         5,086,368
           302,400
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         1,448,000
             80,000
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
      24,793,278
           228,215
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
      12,284,065
           188,031
X


Walter Harrison
X


FIRST MARBLEHEAD CORPORATION CMN
Common
320771108
         8,100,876
           209,650
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100
      18,465,748
           344,125
X


Walter Harrison
X


FOOT LOCKER, INC. CMN
Common
344849104
         1,968,540
             90,300
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107
      20,884,756
           339,700
X


Walter Harrison
X


GENERAL CABLE CORP CMN
Common
369300108
            446,925
                5,900
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1 UNT=1SHR+2WRN
Common
37185Y203
         1,789,614
           276,175
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              12,349
                2,225
X


Walter Harrison
X


GLOBALSANTAFE CORP CMN
Common
G3930E101
         1,835,150
             25,400
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107
         7,147,687
             83,834
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         4,117,366
           944,350
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102
         2,223,275
             56,500
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC INC CMN
Common
45811E301
         1,541,776
             46,763
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106
      13,947,312
           267,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS AA
Common
50075N104
         5,975,333
           169,513
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
         2,779,094
           235,317
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101
            676,175
             16,476
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309
      12,413,848
           315,874
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIESA INTERACTIVE
Common
53071M104
      14,233,388
           637,411
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES A TRACKING STOCK
Common
53071M302
         1,977,024
             16,800
X


Walter Harrison
X


LIFETIME BRANDS INC CMN
Common
53222Q103
         1,179,965
             57,700
X


Walter Harrison
X


LIMITED BRANDS, INC. CMN
Common
532716107
         1,485,045
             54,100
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,989,791
           161,378
X


Walter Harrison
X


MASSEY ENERGY CORP CMN
Common
576206106
         7,533,955
           282,700
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS INC CMN
Common
57772K101
         8,562,983
           256,300
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
      13,872,828
           145,250
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         4,620,896
           156,800
X


Walter Harrison
X


MOTIVE, INC. CMN
Common
61980V107
            447,666
           164,583
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103
         1,546,454
             90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104
         3,270,582
           154,200
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201
         1,808,576
             22,400
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         5,779,915
           433,602
X


Walter Harrison
X


ORACLE CORPORATION CMN
Common
68389X105
         3,218,643
           163,300
X


Walter Harrison
X


PEABODY ENERGY CORP CMN
Common
704549104
         1,277,232
             26,400
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104
         7,825,148
           280,170
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         2,344,692
             54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         1,071,620
             22,000
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101
      17,041,795
           759,100
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         4,811,951
           110,900
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101
      12,554,892
           232,498
X


Walter Harrison
X


RADWARE LTD. CMN
Common
M81873107
         1,532,653
           105,337
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305
         1,295,945
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
      18,079,606
           373,700
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUNDD
Common
76127U101
                5,334
                     51
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101
         1,378,741
             76,300
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            888,521
             90,573
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMNADR CMN
Common
82481R106
         2,268,378
             30,600
X


Walter Harrison
X


SLM CORPORATION CMN
Common
78442P106
         8,590,936
           149,200
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107
         5,321,216
           486,400
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
            116,080
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,137,959
           148,799
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         1,854,802
             88,156
X


Walter Harrison
X


TIVO INC CMN
Common
888706108
            289,500
             50,000
X


Walter Harrison
X


TURBOCHEF TECHNOLOGIES, INC. CMN
Common
900006206
            881,136
             63,300
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,823,319
           207,081
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102
      11,987,216
           234,400
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         8,327,340
           189,000
X


Walter Harrison
X


WTS/DIME BANCORP INC EXP01/01/2059
Common
25429Q110
              49,488
           190,339
X


Walter Harrison
X


WESCO INTERNATIONAL INC. CMN
Common
95082P105
         1,571,700
             26,000
X


Walter Harrison
X


WYNN RESORTS LTD CMN
Common
983134107
         1,515,083
             16,900
X


Walter Harrison
X


YRC WORLDWIDE INC CMN CLASS.
Common
984249102
         4,397,600
           119,500
X


Walter Harrison
X


ZORAN CORP CMN
Common
98975F101
         1,083,503
             54,067
X


Walter Harrison
X














Total Market Value


533,830,214







